SUMMARY OF DEFERRED REVENUES (Details) - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Regulatory Liability [Line Items]
Deferred Revenue Beginning	$ 650,000	$ 500,000
Other Project Income Recognized	(191,746)	(500,000)
Revenue Deferred	67,133	650,000
Deferred Revenue Ending	525,387	650,000
Deferred Revenue [Member]
Regulatory Liability [Line Items]
Deferred Revenue Beginning	650,000	500,000
Other Project Income Recognized	(191,746)	(500,000)
Revenue Deferred	67,133	650,000
Deferred Revenue Ending	$ 525,387	$ 650,000